UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21479


                    MADISON HARBOR BALANCED STRATEGIES, INC.
               (Exact name of registrant as specified in charter)
                                    ________


                    Madison Harbor Balanced Strategies, Inc.
                              The Chrysler Building
                              405 Lexington Avenue
                                   47th Floor
                               New York, NY 10174
                    (Address of principal executive offices)

                    Madison Harbor Balanced Strategies, Inc.
                              The Chrysler Building
                              405 Lexington Avenue
                                   47th Floor
                               New York, NY 10174
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-380-5500

                     DATE OF FISCAL YEAR END: MARCH 31, 2009

                     DATE OF REPORTING PERIOD: JUNE 30, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

Included herein pursuant to rule 30b1-5 under the Investment Company Act of 1940.

                                        MADISON HARBOR BALANCED STRATEGIES, INC.
                                          Consolidated Schedule of Investments
                                                      June 30, 2008
                                                       (unaudited)

                                                                            COMMITMENT       UNFUNDED                     % OF NET
                      DESCRIPTION                                        PRINCIPAL AMOUNT   COMMITMENT         VALUE       ASSETS*
------------------------------------------------------------------------------------------------------------------------------------
PRIVATE EQUITY REAL ESTATE FUNDS ("UNDERLYING FUNDS"), (54.96%)(1)
     Harrison Street Real Esta$e Partners I, LP                            $  5,000,000   $    632,669     $  4,168,011       10.01%
     Legacy Partners Realty Fund II, LLC                                      2,800,000        426,862        2,665,826        6.41%
     Legacy Partners Realty Fund I, LLC                                       2,000,000             --        2,645,030        6.35%
     Barrow Street Real Estate Investment Fund III, LP                        4,000,000      1,570,000        2,152,828        5.17%
     Exeter Industrial Value Fund, LP                                         5,000,000      3,000,000        1,783,409        4.29%
     Keystone Property Fund II, LP                                            2,500,000        225,000        1,640,565        3.94%
     RREEF America REIT III, Inc.                                             1,500,000             --        1,632,676        3.92%
     Parmenter Realty Fund III, LP                                            2,500,000        947,014        1,439,873        3.46%
     Five Arrows Realty Securities IV, LP                                     2,000,000        851,823        1,151,120        2.77%
     Guardian Realty Fund II, LLC                                             1,500,000        589,055        1,061,375        2.55%
     Transwestern Mezzanine Realty Partners II, LLC                           1,478,000        313,013        1,038,082        2.49%
     Legg Mason Real Estate Capital II, Inc.                                  1,500,000        675,000          862,950        2.07%
     Urban American Real Estate Fund II, LP                                   5,000,000      4,266,863          822,441        1.98%
     Thor Urban Property Fund II, Inc.                                        5,000,000      5,000,000          (55,882)      -0.13%
                                                                           ------------   ------------     ------------     --------
             Total private equity real estate funds (cost $22,353,273)     $ 41,778,000   $ 18,497,299     $ 23,008,304       55.28%
                                                                           ============   ============     ============     ========
FIXED INCOME SECURITIES, (45.04%)
     FHLB Discount Notes, Maturing 07/09/08 through 08/13/08               $  6,585,000   $         --      $ 6,576,739       15.80%
     FHLB, Dated 02/12/08, 2.75%, Due 02/20/09                                1,500,000             --        1,499,535        3.60%
     FHLMC Guaranteed Multiclass Mortgage Participating Certificates:
     Series 3228, Class PA, Dated 10/01/06, 5.5%, Due 03/15/22                4,520,374             --        4,575,748       11.00%
     Series 2844, Class PQ, Dated 08/01/04, 5.0%, Due 05/15/23                1,798,131             --        1,808,812        4.35%
     Series 2755, Class LB, Dated 02/01/04, 4.0%, Due 09/15/23                  783,156             --          783,853        1.88%
     Series 2497, Class QL, Dated 09/01/02, 5.0%, Due 01/15/16                  274,495             --          275,384        0.66%
     Series 2958, Class NG, Dated 04/01/05, 5.0%, Due 01/15/22                  158,108             --          158,446        0.38%
     FNMA Guaranteed REMIC Trust Pass Thru Certificates:
     Series 2003-21, Class XD, Dated 02/01/03, 5.5%, Due 04/25/28             2,125,189             --        2,141,000        5.15%
     Series 2002-83, Class LD, Dated 11/01/02, 5.5%, Due 12/25/27               531,876             --          533,546        1.28%
     Series 2003-17, Class QR, Dated 02/01/03, 4.5%, Due 11/25/25               228,450             --          228,702        0.55%
     Series 2005-67, Class AB, Dated 07/01/05, 4.5%, Due 07/25/22               197,309             --          197,408        0.47%
     Series 2002-70, Class VB, Dated 10/01/02, 5.5%, Due 02/25/28                74,153             --           74,071        0.18%
                                                                           ------------                    ------------     --------
             Total fixed income securities (cost $18,759,960)              $ 18,776,241                    $ 18,853,244       45.30%
                                                                           ------------                    ------------     --------
             Total investments at fair value (cost $41,113,233)                                            $ 41,861,548      100.58%
                                                                                                           ============     ========

*Percentages are based on net assets of $41,619,360.

(1) Investments in Underlying Funds are illiquid, exempt from registration under the Securities Act of 1933 and may only be sold accordingly.

At June 30, 2008, the aggregate cost of investments for tax purposes was approximately $41,113,233. Net unrealized appreciation on investments for tax purposes was $748,315 consisting of $3,852,087 of gross unrealized appreciation and $(3,103,772) of gross unrealized depreciation.

                    MADISON HARBOR BALANCED STRATEGIES, INC.
                      Consolidated Schedule of Investments
                                  June 30, 2008
                             (unaudited) (concluded)

In September, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. Madison Harbor Balanced Strategies, Inc. adopted SFAS No. 157 on April 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFA No. 157 are described below:

     o Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     o Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     o Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds' investments are measured at June 30, 2008:

                                             Level 1            Level 2           Level 3          Total

              Investments                         $0        $18,853,244       $23,008,304       $41,861,548
                                         ------------        -----------       -----------       -----------

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                           Change in unrealized                  Net transfers     Ending
              Begining Balance as                             appreciation/       Net purchase   and/or out of  Balance as of
                 of 3//31/08        Realized gain/(loss)     (depreciation)           sales          Level 3       6/30/08
              -------------------   --------------------   --------------------   ------------   -------------  -------------
                 $21,241,075                $0                 ($95,614)            $1,862,843          $0       $23,008,304
              -------------------   --------------------   --------------------   ------------   -------------  -------------


For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's Private Placement Memorandum and Supplements thereto, and most recent financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                     Madison Harbor Balanced Strategies, Inc.


By                                   /s/ Edward M. Casal
                                     -------------------
                                     Edward M. Casal
                                     Chief Executive Officer
Date: August 28, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                                   /s/ Edward M. Casal
                                     -------------------
                                     Edward M. Casal
                                     Chief Executive Officer


Date: August 28, 2008

By                                   /s/ David Heier
                                     ---------------
                                     David Heier
                                     Chief Financial Officer
Date: August 28, 2008